Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
VIECO USA, Inc. [Member]
Accrued Liabilities [Line Items]
Accrued Liabilities

(8)    Accrued Liabilities

A summary of the components of Accrued liabilities as of September 30, 2021 and December 31, 2020 is as follows:

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
	(In thousands)
Accrued payroll	$2,658	$1,035
Accrued vacation	3,847	3,308
Accrued bonus	6,437	6,568
Deferred transaction costs	4,790	—
Other accrued expenses	7,084	7,508
Total accrued liabilities	$24,816	$18,419

(8)    Accrued Liabilities

A summary of the components of accrued liabilities as of December 31, 2020 and 2019 is as follows:

	2020	2019
	(In thousands)
Accrued payroll	$1,035	$1,729
Accrued vacation	3,308	2,348
Accrued bonus	6,568	3,668
Other accrued expenses	7,508	4,753
Total accrued liabilities	$18,419	$12,498